Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net loss	$ (3,424,825)	$ (1,863,808)
Adjustments for:
Amortization	2,257	2,821
Depreciation	75,416	143,122
Impairment of accounts receivable	186,440
Change in fair value of derivative liability	(157,830)	(1,817,569)
Impairment (recovery) of inventory	(38,666)	148,760
Impairment (Gain) on recovery of notes receivable	(25,951)	(6,751)
Finance and other costs	(306)	485,849
Gain on disposal of assets		(43,528)
Share-based payments	288,883	198,907
Adjustments for profit loss	(3,094,582)	(2,752,197)
Net changes in non-cash working capital items:
Receivables	(190,719)	2,832
Inventory	(385,650)	(11,845)
Prepaids	(454,793)	268,279
Trade payables and accrued liabilities	85,162	(111,045)
Customer deposits	(39,768)	(42,321)
Deferred income	13,704	228
Cash used in operating activities	(4,066,646)	(2,646,069)
INVESTING ACTIVITIES
Purchase of equipment	(32,427)	(4,066)
Disposal of equipment		73,366
Repayment of notes receivable	25,951	6,751
Cash provided by (used in) investing activities	(6,476)	76,051
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing		4,877,475
Share issue costs		(889,482)
Proceeds from issuance of common shares for warrants exercised		513
Repayment of loans		(81,685)
Repayment of lease liabilities	(37,124)	(81,117)
Cash provided by (used in) financing activities	(37,124)	3,825,704
Effects of exchange rate changes on cash	(16,060)	(9,562)
Change in cash	(4,110,246)	1,255,686
Cash and cash equivalents, beginning of period	6,252,409	3,093,612
Cash and cash equivalents, end of period	2,126,103	4,339,736
Interest paid	10,506	21,522
Share issue costs in accounts payable		$ 153,455